Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Current service costs	₩ 279,517	₩ 266,460	₩ 235,340
Net interest costs	(15,285)	(19,637)	(28,726)
Amounts recognized in consolidated statements of comprehensive income	264,232	246,823	206,614
Cost of sales	184,140	155,146	135,687
Selling and administrative expenses and others	80,092	91,677	70,927
Expenses by function	₩ 264,232	₩ 246,823	₩ 206,614